Stock Options (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013 $0.09 - $0.25	Dec. 31, 2013 $0.26 - $0.50	Dec. 31, 2012 $0.09 - $0.50	Dec. 31, 2012 $0.51 - $1.00	Dec. 31, 2011 $0.51 - $1.00	Dec. 31, 2011 $0.10 - $0.50
Exercise Price Range, Lower Range	$ 0.09	$ 0.26	$ 0.09	$ 0.51	$ 0.51	$ 0.10
Exercise Price Range, Upper Range	$ 0.25	$ 0.50	$ 0.50	$ 1.00	$ 1.00	$ 0.50
Options Outstanding at end of year	2,435,760	7,053,360	11,341,120	11,341,120	468,000	11,525,120
Weighted-average remaining contractual life (in years)	1 year	1 year	2 years	1 year	1 year	3 years
Weighted average exercise price Outstanding at end of year	$ 0.20	$ 0.48	$ 0.42	$ 0.96	$ 0.80	$ 0.42
Exercisable at end of year	2,435,760	7,053,360	11,341,120	11,341,120	468,000	11,525,120
Weighted average exercise price of options exercisable at end of year	$ 0.20	$ 0.48	$ 0.42	$ 0.96	$ 0.80	$ 0.42